Note 5 - Loans and Leases - Summary of Loans and Leases (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
LOANS AND LEASES	$ 561,614,000	$ 506,412,000
Residential Portfolio Segment [Member]
LOANS AND LEASES	119,842,000	121,418,000
Commercial and Commercial Real Estate Portfolio Segment [Member]
LOANS AND LEASES	391,752,000	335,820,000
Agriculture and Agriculture Real Estate [Member]
LOANS AND LEASES	43,324,000	44,510,000
Consumer Portfolio Segment [Member]
LOANS AND LEASES	$ 6,696,000	$ 4,664,000